Goodwill (Tables)	12 Months Ended
Sep. 30, 2020
Intangible Assets [Abstract]
Disclosure of variations in goodwill
The variations in goodwill were as follows:

	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Scandinavia	Finland, Poland and Baltics	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$	$
As at September 30, 2019	975,075	1,134,246	1,136,737	918,064	806,318	820,565	1,703,927	—	272,905	7,767,837
Business acquisitions (Note 27)	32,272	—	5,411	86,882	53,021	95,285	(6,604)	—	—	266,267
Goodwill reallocation	—	6,324	—	(6,324)	—	—	(613,472)	613,472	—	—
Sale of business	—	—	—	—	—	—	(3,411)	—	—	(3,411)
Foreign currency translation adjustment	81,752	6,737	—	540	45,633	69,999	89,433	46,406	8,738	349,238
As at September 30, 2020	1,089,099	1,147,307	1,142,148	999,162	904,972	985,849	1,169,873	659,878	281,643	8,379,931

Key assumptions for cash-generating units
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2020	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Scandinavia	Finland, Poland and Baltics	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	11.2	9.3	9.6	8.5	9.3	10.2	10.0	10.8	23.0
Long-term growth rate of net operating cash flows[1]	1.7	2.0	2.0	2.0	2.0	1.9	1.9	1.7	2.0

2019	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Northern Europe	Asia Pacific
	%	%	%	%	%	%	%	%
Pre-tax WACC	9.1	10.0	8.9	9.9	8.9	9.1	9.4	21.4
Long-term growth rate of net operating cash flows[1]	1.8	2.0	2.0	2.0	1.9	1.5	1.8	2.0
[1] The long-term growth rate is based on published industry research.